Property and equipment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016		Jun. 30, 2015		Mar. 31, 2015
Gross	$ 270,413	$ 250,120	$ 214,620		$ 89,948		$ 71,187
Less: Accumulated depreciation	(56,020)	(43,135)	(31,710)		(8,307)		(5,675)
Total	214,393	$ 206,985	182,910		81,641		65,512
Minimum [Member]
Estimated Useful Life		P3Y
Maximum [Member]
Estimated Useful Life		P10Y
Research and development equipment [Member]
Gross	$ 246,665	$ 226,372	192,672		70,091		66,095
Research and development equipment [Member] | Minimum [Member]
Estimated Useful Life	P3Y	P3Y
Research and development equipment [Member] | Maximum [Member]
Estimated Useful Life	P10Y	P10Y
Computer equipment [Member]
Estimated Useful Life	P5Y	P5Y
Gross	$ 16,783	$ 16,783	14,983		12,892		4,367
Furniture and fixtures [Member]
Gross	$ 3,725	$ 3,725	3,725		3,725		725
Furniture and fixtures [Member] | Minimum [Member]
Estimated Useful Life	P5Y	P5Y
Furniture and fixtures [Member] | Maximum [Member]
Estimated Useful Life	P10Y	P10Y
Leasehold improvements [Member]
Gross	$ 3,240 [1]	$ 3,240 [1]	$ 3,240	[2]	$ 3,240	[2]		[2]

[1]	Amortized on a straight-line basis over the term of the lease or the estimated useful lives, whichever is shorter.
[2]	Amortized on a straight-line basis over the term of the lease or the estimated useful lives, whichever period is shorter.